[LOGO OF USAA]
    USAA(R)

                     USAA CALIFORNIA
                            MONEY MARKET Fund

                                  [GRAPHIC OF USAA CALIFORNIA MONEY MARKET Fund]

      A n n u a l  R e p o r t

--------------------------------------------------------------------------------
        MARCH 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                    "
                                            AS THE GEOPOLITICAL
                                            UNCERTAINTY UNWINDS,
[PHOTO OF CHRISTOPHER W. CLAUS]         WE AT USAA EXPECT THE ECONOMY
                                         TO REGAIN SOME MOMENTUM ....
                                                    "
--------------------------------------------------------------------------------

                 At USAA, we remain proud and honored to serve our members, many of whom have served or are serving our nation in all corners of the world. The nation's worst fears about the war in Iraq have not been realized, and we are grateful.

                 American investors also appear to be relieved. In the days leading up to the war, they flocked to the relative safety of the Treasury market. However, as war fears waned, they became less willing to pay a premium for Treasury securities.

                 As the geopolitical uncertainty unwinds, we at USAA expect the economy to regain some momentum during the latter half of the year.

                 Over the last year and a half, interest rates fell to near-historic lows. In the coming months, we believe the Federal Reserve Board will continue to support the economy by maintaining its accommodative monetary policy. We also expect the federal government to pass some kind of tax-cut package. Once the economy demonstrates it's on the road to recovery, it would be reasonable to expect interest rates to begin to rise.

                 Around the country, state and municipal governments are also facing budget challenges. Many have spent a significant amount of money on homeland security issues. At the same time, they have seen a decrease in their overall tax revenues, including

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 income, capital gains, and usage taxes. Nevertheless, the potential problems, while demanding, should be manageable.

                 At USAA, we will continue to work hard on your behalf and remain focused on providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers. Our goal is to deliver one of the best values in the marketplace - without excessive fees, sales loads, or contractual plans and with below-average expense ratios. As always, we're here to serve you with our proven and market-tested portfolio management team, track record, USAA's world-class service, and pure no-load mutual funds.

                 Once again, and on behalf of the entire team at USAA Investment Management Company, I would like to thank you for your trust and support.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                    1

FINANCIAL INFORMATION

   Distributions to Shareholders                                              7

   Independent Auditors' Report                                               8

   Portfolio of Investments                                                   9

   Notes to Portfolio of Investments                                         16

   Financial Statements                                                      17

   Notes to Financial Statements                                             20

DIRECTORS' INFORMATION                                                       27

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests principally in high-quality California tax-exempt securities with maturities of 397 days or less. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will endeavor to maintain a constant net asset value per share of $1.*

                 * AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
                   GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
                                          3/31/03                   3/31/02
--------------------------------------------------------------------------------
Net Assets                             $482.6 Million            $487.8 Million
Net Asset Value Per Share                   $1.00                     $1.00

--------------------------------------------------------------------------------
             AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/03
--------------------------------------------------------------------------------
1 YEAR            5 YEARS            10 YEARS        7-DAY YIELD
1.13%              2.47%              2.77%             0.97%


                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                             7-DAY YIELD COMPARISON

                        [CHART OF 7-DAY YIELD COMPARISON]

                   USAA CALIFORNIA
                  MONEY MARKET FUND      iMONEYNET AVERAGE
                  -----------------      -----------------
 3/25/2002               1.19%                 1.01%
 4/29/2002               1.38                  1.18
 5/20/2002               1.31                  1.11
 6/24/2002               1.16                  0.92
 7/29/2002               1.20                  0.88
 8/26/2002               1.12                  0.77
 9/30/2002               1.34                  1.02
10/28/2002               1.52                  1.20
11/25/2002               1.13                  0.77
12/30/2002               1.23                  0.87
 1/27/2003               0.87                  0.55
 2/24/2003               0.88                  0.59
 3/31/2003               0.97                  0.65

                                   [END CHART]

                 DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/31/03.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]      Regina G. Shafer, CFA
--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM MARCH 31, 2002, TO MARCH 31, 2003?

                 The USAA California Money Market Fund performed well for the 12 months ending March 31, 2003. For that time period, iMoneyNet, Inc. ranked the Fund 9 out of 66 California tax-exempt money market funds. The Fund had a return of 1.13%, and the average return for the category over the same period was 0.83%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The U.S. economy has been slower to recover than many predicted. Consumer confidence slipped during the period, and a job recovery did not materialize. Rising geopolitical risk added to the climate of uncertainty. With inflation under control, the Federal Reserve Board remained supportive of the economy and cut rates again, easing the federal funds rate (the interest rate charged to banks for overnight loans) to 1.25%.

                 Interest rates moved down more than 1% for one-year tax-exempt notes. In April 2002, the rate stood at 2.15%; it ended the quarter at 1.11%. Similar downward trends were seen in the yields of commercial paper and variable-rate demand notes (VRDNs). VRDNs are short-term issues with a demand feature that provides

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE IMONEYNET, INC. DEFINITION.

4

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 the owner with the option of selling the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. On January 8, 2003, the interest rate of weekly VRDNs hit a record low of 0.95%.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 The California state government has been hard hit with budget problems because operating revenues have declined dramatically. While the state has a deep and diversified economy, the fiscal problems are real. Reflecting the current fiscal stress, the state suffered from some credit downgrades during the period, but remains in the single-A category with the ratings of A2, A, and A by Moody's Investors Service, Standard & Poor's Ratings, and Fitch Ratings, respectively; however, Fitch has changed its outlook to negative.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 As always, my goal is to maximize yield while maintaining your Fund's safety and liquidity. To this end, a large portion of the Fund is held in VRDNs, which provide share-price stability and give me the flexibility to move selectively into longer-term securities when they are attractive. In addition, I continued to buy commercial paper and longer-term notes when I believed they would add value. As always, your credit research team assessed the creditworthiness of each issue purchased in the Fund.

WHAT IS THE OUTLOOK?

                 In the near term, I expect the economic recovery to remain slow. I also believe that interest rates in the market could continue to trend downward and inflation should remain relatively tame until there are more positive economic signs, such as increased manufacturing production or a job recovery. As the rebuilding effort continues in Iraq, I believe we could see the recovery begin to accelerate, albeit at a slow pace.

                 I expect California to remain a large issuer of short-term notes to help with its cash-flow management. I also believe the state will be able to obtain the credit enhancement it needs to successfully finance its cash needs.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                                  PORTFOLIO MIX
                                     3/31/03

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes             75.3%
Put Bonds                               2.7%
Fixed-Rate Instruments                 22.3%

                                   [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-15.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                        CUMULATIVE PERFORMANCE OF $10,000

  [CHART OF CUMULATIVE PERFORMANCE]

                         USAA CALIFORNIA
                        MONEY MARKET FUND
                        -----------------
Mar-93                     $10,000.00
Apr-93                      10,019.31
May-93                      10,037.87
Jun-93                      10,058.17
Jul-93                      10,074.98
Aug-93                      10,095.59
Sep-93                      10,114.85
Oct-93                      10,132.48
Nov-93                      10,151.17
Dec-93                      10,169.47
Jan-94                      10,187.15
Feb-94                      10,204.08
Mar-94                      10,221.55
Apr-94                      10,238.96
May-94                      10,261.43
Jun-94                      10,280.98
Jul-94                      10,300.04
Aug-94                      10,324.74
Sep-94                      10,349.32
Oct-94                      10,374.36
Nov-94                      10,401.16
Dec-94                      10,431.72
Jan-95                      10,461.19
Feb-95                      10,490.02
Mar-95                      10,522.41
Apr-95                      10,552.84
May-95                      10,590.46
Jun-95                      10,621.30
Jul-95                      10,652.07
Aug-95                      10,683.79
Sep-95                      10,714.31
Oct-95                      10,747.50
Nov-95                      10,779.48
Dec-95                      10,811.42
Jan-96                      10,844.30
Feb-96                      10,872.27
Mar-96                      10,899.14
Apr-96                      10,929.95
May-96                      10,961.51
Jun-96                      10,987.59
Jul-96                      11,016.21
Aug-96                      11,045.45
Sep-96                      11,075.68
Oct-96                      11,105.44
Nov-96                      11,132.99
Dec-96                      11,165.35
Jan-97                      11,194.66
Feb-97                      11,222.14
Mar-97                      11,250.81
Apr-97                      11,282.32
May-97                      11,315.39
Jun-97                      11,348.74
Jul-97                      11,380.02
Aug-97                      11,408.18
Sep-97                      11,441.59
Oct-97                      11,473.47
Nov-97                      11,503.81
Dec-97                      11,539.51
Jan-98                      11,569.53
Feb-98                      11,597.06
Mar-98                      11,627.82
Apr-98                      11,661.95
May-98                      11,694.49
Jun-98                      11,728.71
Jul-98                      11,758.86
Aug-98                      11,787.49
Sep-98                      11,817.60
Oct-98                      11,846.64
Nov-98                      11,875.79
Dec-98                      11,905.01
Jan-99                      11,930.59
Feb-99                      11,951.44
Mar-99                      11,979.55
Apr-99                      12,006.48
May-99                      12,034.77
Jun-99                      12,065.52
Jul-99                      12,090.99
Aug-99                      12,119.43
Sep-99                      12,147.29
Oct-99                      12,174.24
Nov-99                      12,207.58
Dec-99                      12,240.27
Jan-00                      12,268.37
Feb-00                      12,293.35
Mar-00                      12,323.45
Apr-00                      12,353.39
May-00                      12,397.62
Jun-00                      12,433.42
Jul-00                      12,469.07
Aug-00                      12,504.82
Sep-00                      12,537.88
Oct-00                      12,575.38
Nov-00                      12,614.52
Dec-00                      12,648.98
Jan-01                      12,678.13
Feb-01                      12,705.52
Mar-01                      12,731.41
Apr-01                      12,768.54
May-01                      12,801.77
Jun-01                      12,828.44
Jul-01                      12,855.96
Aug-01                      12,878.44
Sep-01                      12,898.30
Oct-01                      12,921.34
Nov-01                      12,939.92
Dec-01                      12,953.78
Jan-02                      12,966.26
Feb-02                      12,978.12
Mar-02                      12,990.55
Apr-02                      13,003.97
May-02                      13,019.26
Jun-02                      13,030.48
Jul-02                      13,042.59
Aug-02                      13,055.88
Sep-02                      13,068.15
Oct-02                      13,083.63
Nov-02                      13,097.72
Dec-02                      13,109.03
Jan-03                      13,118.86
Feb-03                      13,127.82
Mar-03                      13,137.53

             [END CHART]

                      DATA FROM 3/31/93 THROUGH 3/31/03.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

                 Past performance is no guarantee of future results, and the value of your investment will vary according to the Fund's performance. Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2003. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2003.

8

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITORS' Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

                 USAA CALIFORNIA MONEY MARKET FUND:

                 We have audited the accompanying statement of assets and liabilities of USAA California Money Market Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2003, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 2002, and the financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors, whose report dated May 3, 2002, expressed an unqualified opinion on the statement and financial highlights.

                 We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                 In our opinion, the 2003 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA California Money Market Fund at March 31, 2003, the results of its operations, changes in its net assets, and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 May 2, 2003

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

          (LOC)   Enhanced by a bank letter of credit.
          (LIQ)   Enhanced by a bank or nonbank liquidity agreement.
          (NBGA)  Enhanced by a nonbank guarantee agreement.
          (INS) Scheduled principal and interest payments are insured by one of the following companies:
                  AMBAC Assurance Corp., Financial Security Assurance
                  Holdings Ltd., or MBIA Insurance Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

          COP     Certificate of Participation
          CP      Commercial Paper
          GO      General Obligation
          IDA     Industrial Development Authority/Agency
          IDRB    Industrial Development Revenue Bond
          MERLOT  Municipal Exempt Receipts-Liquidity Optional Tender
          MFH     Multifamily Housing
          MLO     Municipal Lease Obligation
          PCRB    Pollution Control Revenue Bond
          RAN     Revenue Anticipation Note
          RB      Revenue Bond
          TRAN    Tax Revenue Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON          FINAL
   AMOUNT     SECURITY                                       RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (75.3%)

              CALIFORNIA (71.2%)
  $ 1,500     Abag Finance Auth. RB, Series 2002A (LOC)      1.20%     8/01/2032    $ 1,500
    5,900     Alameda Contra Costa Schools Financing
                Auth. COP (MLO), Series B (LOC)              1.25      7/01/2023      5,900
    5,400     Alameda County IDA RB, Series 1994             1.35      6/01/2004      5,400
    3,310     Apple Valley COP (MLO), Series 2001 (LOC)      1.15      9/01/2015      3,310
   10,940     Avalon Public Financing Auth. Tax
                Allocation Bonds, Series 1998 (LOC)          2.05      8/01/2024     10,940
   14,100     Chula Vista IDRB, Series 1996A                 1.35      7/01/2021     14,100
   11,000     Corona MFH RB, Series 1985B (NBGA)(a)          1.30      2/01/2023     11,000
    1,500     Davis Community Facilities District RB,
                Series 2000 (LOC)                            1.15      9/01/2024      1,500
    2,015     Duarte COP (MLO), Series A (NBGA)              2.00      7/01/2022      2,015
              Educational Facilities Auth. RB,
      385       Series 1997 (LOC)                            1.15      3/01/2027        385
    4,400       Series 1998A (LOC)                           1.20     12/01/2028      4,400
    4,100     Fremont COP (MLO), Series 1991 (LOC)           1.15      8/01/2022      4,100
      690     Hanford 1997 COP (MLO) (LOC)                   2.05      3/01/2008        690
    5,855     Hanford Sewer System RB,
                Series 1996A (LOC)                           2.05      4/01/2023      5,855
    8,000     Health Facilities Financing Auth. RB,
                Series 1994                                  1.10     10/01/2024      8,000
    4,400     Huntington Beach MFH RB,
                Series 1985A (LOC)                           4.00      2/01/2010      4,400
              Infrastructure and Economic Development
                Bank RB,
   15,000       Series 2000A (LIQ)(INS)                      1.25      4/01/2008     15,000
    6,200       Series 2001 (LOC)                            1.15     10/01/2027      6,200
    7,000       Series 2002 (LIQ)(INS)                       1.09      7/01/2032      7,000
              Irvine Improvement Bonds,
    4,100       Assessment District 87-8 (LOC)               1.15      9/02/2024      4,100
    4,100       Assessment District 89-10 (LOC)              1.20      9/02/2015      4,100
   19,500     Irvine Public Facilities and
                Infrastructure Auth. RB (MLO),
                Series 1985 (LOC)                            1.50     11/01/2010     19,500
    3,420     Lemoore COP (MLO), Series 1995 (LOC)           2.15     11/01/2020      3,420
   15,205     Long Beach Health Facility RB,
                Series 1991                                  1.10     10/01/2016     15,205
    2,600     Los Angeles County Housing Auth. MFH RB,
                Series 1998C (NBGA)                          1.15      4/15/2028      2,600

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON          FINAL
   AMOUNT     SECURITY                                       RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------
  $13,960     Los Angeles Department of Water and
                Power RB, Series 2001A, Series ZTC-16
                Certificates (LIQ)(INS)(a)                   1.23%     7/01/2018    $13,960
   20,515     Los Angeles Senior COP (MLO) Series 2000,
                MERLOT Series 2000 NN (LIQ)(INS)(a)          1.41     11/01/2031     20,515
    7,390     Los Angeles Unified School District Bonds,
                Election of 2002, Series A,
                Series ZTC-57A Certificates (LIQ)(INS)(a)    1.23      7/01/2019      7,390
    2,345     Maywood Public Financing Auth.,
                Series 1999 (LOC)                            1.15      2/01/2027      2,345
    1,505     Modesto MFH RB, Series 2001A (NBGA)            1.10      5/15/2031      1,505
    4,000     Monrovia Redevelopment Agency COP,
                Series 1984 (NBGA)                           1.20     12/01/2014      4,000
    8,585     Moreno Valley COP (MLO),
                Series 1997 (NBGA)                           1.15      6/01/2027      8,585
    2,300     Novato MFH RB, Series 2002 (LOC)               1.20     10/01/2032      2,300
    3,000     Oakland RB, Series 1999A, MERLOT
                Series 2000M (LIQ)(INS)(a)                   1.21      1/01/2029      3,000
    2,400     Ontario Redevelopment Agency Housing
                Financing RB, 1997 Series A (NBGA)           1.10      9/01/2027      2,400
              Pollution Control Financing Auth. PCRB,
    2,600       Series 1996C (LOC)                           1.20     11/01/2026      2,600
    5,950       Series 1996E (LOC)                           1.30     11/01/2026      5,950
   12,000       Series 1996F (LOC)                           1.30     11/01/2026     12,000
    5,000     Rescue Union School District COP (MLO),
                Series 2001 (LIQ)(INS)                       1.15     10/01/2025      5,000
   22,300     Rialto Public Financing Auth. RB,
                Series 1998A (LOC)                           2.80      9/01/2027     22,300
    1,400     San Diego County COP (LOC)                     1.25      1/01/2023      1,400
    7,000     San Dimas Redevelopment Agency IDA RB,
                Series 1985 (LOC)                            1.25     11/01/2015      7,000
    1,400     San Rafael Industrial RB, Series 1984 (LOC)    1.20     10/01/2004      1,400
    8,605     San Ramon Valley Unified School
                District COP (MLO), Series 2001 (LOC)        1.10     12/01/2022      8,605
              Santa Clara County El Camino Hospital
                District Hospital Facilities Auth.
                Lease RB (MLO),
    1,200       Series A (LOC)                               1.65      8/01/2015      1,200
    9,100       Series B (LOC)                               1.65      8/01/2015      9,100

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON          FINAL
   AMOUNT     SECURITY                                       RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------
  $ 3,200     Statewide Communities Development Auth.
                COP, Series 1998 (LOC)                       1.30%     6/01/2013   $  3,200
   13,000     Statewide Communities Development Auth.
                RB, Series 2002B                             1.35     11/01/2030     13,000
   18,000     Torrance Hospital RB, Series 1992 (LOC)        1.14      2/01/2022     18,000
    4,710     West Hollywood Public Facilities Corp.
                COP (MLO), Series 1998 (LOC)                 2.05      2/01/2025      4,710
    1,600     Western Riverside County Regional
                Wastewater Treatment Auth. RB,
                Series 1996 (LOC)                            1.15      4/01/2028      1,600

              PUERTO RICO (4.1%)
    9,945     Commonwealth Public Improvement Bonds
                of 2000 GO, MERLOT Series 2000EE
                (LIQ)(INS)(a)                                1.21      7/01/2029      9,945
   10,000     Commonwealth Public Improvement Bonds
                of 2001 GO, Series ZTC-25 Certificates
                (LIQ)(INS)(a)                                1.18      7/01/2019     10,000
                                                                                   --------
              Total variable-rate demand notes
                (cost: $363,630)                                                    363,630
                                                                                   --------

              PUT BONDS (2.7%)

              CALIFORNIA
    7,400     San Diego IDRB, 1995 Series A                  1.20      9/01/2020      7,400
    5,500     Statewide Communities Development Auth.
                RB, Series 2001A                             1.38      8/01/2031      5,500
                                                                                   --------
              Total put bonds (cost: $12,900)                                        12,900
                                                                                   --------

              FIXED-RATE INSTRUMENTS (22.3%)

              CALIFORNIA (19.0%)
   16,600     East Bay Municipal Utility District CP         1.10      4/01/2003     16,600
    2,540     Los Angeles County Capital Asset RB
                (MLO), Series A (INS)                        2.50      4/01/2003      2,540
    5,000     Los Angeles Wastewater System CP
                Revenue Notes                                1.20      5/15/2003      5,000
   10,000     Los Angeles Wastewater System CP
                Revenue Notes                                1.20      9/18/2003     10,000

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

PRINCIPAL                                                  COUPON          FINAL
   AMOUNT     SECURITY                                       RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------
  $ 3,300     Placer County Office of Education 2002 TRAN    1.88%    10/17/2003   $  3,307
   18,400     San Ramon Valley Unified School
                District 2002-03 TRAN                        1.48     11/20/2003     18,400
    3,500     School Project for Utility Rate
                Reduction 2002 RAN                           1.60     10/16/2003      3,500
    6,000     State GO CP                                    1.25      4/07/2003      6,000
    3,000     State GO CP                                    1.25      4/08/2003      3,000
    7,000     State GO CP                                    1.17      4/14/2003      7,000
    6,000     Transmission Agency of Northern
                California CP Notes, Series B (LOC)          1.10      5/13/2003      6,000
    4,000     Ventura County Public CP (MLO) (LOC)           1.05      8/14/2003      4,000
    6,500     Visalia Unified School District 2002-03 TRAN   3.00      7/02/2003      6,523

              PUERTO RICO (3.3%)
   10,000     Commonwealth TRAN, Series 2003                 2.50      7/30/2003     10,033
    5,659     Government Development Bank CP                 1.05      5/21/2003      5,659
                                                                                   --------
              Total fixed-rate instruments (cost: $107,562)                         107,562
                                                                                   --------

              TOTAL INVESTMENTS (COST: $484,092)                                   $484,092
                                                                                   ========

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

                                                                % OF
PORTFOLIO SUMMARY BY CONCENTRATION                        NET ASSETS
--------------------------------------------------------------------------------
Hospital                                                        15.1%
General Obligation                                              14.8
Appropriated Debt                                               12.7
Electric Utilities                                              11.8
Water/Sewer Utility                                              8.1
Real Estate Tax/Fee                                              7.7
Community Service                                                6.0
Electric/Gas Utility                                             4.9
Multifamily Housing                                              4.5
Special Assessment/Tax/Fee                                       3.8
Buildings                                                        2.1
Education                                                        1.6
Health Care Supplies                                             1.5
Movies & Entertainment                                           1.5
Banks                                                            1.2
Auto Parts & Equipment                                           1.1
Other                                                            1.9
                                                               -----
Total                                                          100.3%
                                                               =====

16

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security. Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A and as such is generally deemed by the Manager to be liquid under guidelines approved by the Board of Directors.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

ASSETS

   Investments in securities (valued at amortized cost)               $  484,092
   Cash                                                                    1,077
   Receivables:
      Capital shares sold                                                    694
      Interest                                                             1,182
                                                                      ----------
         Total assets                                                    487,045
                                                                      ----------
LIABILITIES

   Securities purchased                                                    2,400
   Capital shares redeemed                                                 1,867
   USAA Investment Management Company                                        128
   USAA Transfer Agency Company                                               15
   Accounts payable and accrued expenses                                      29
   Dividends on capital shares                                                21
                                                                      ----------
         Total liabilities                                                 4,460
                                                                      ----------
            Net assets applicable to capital shares outstanding       $  482,585
                                                                      ==========
NET ASSETS CONSIST OF:

   Paid-in capital                                                    $  482,585
                                                                      ==========
   Capital shares outstanding                                            482,585
                                                                      ==========
   Authorized shares of $.01 par value                                 2,435,000
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $     1.00
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEAR ENDED MARCH 31, 2003

NET INVESTMENT INCOME

   Interest income                                              $7,594
                                                                ------
   Expenses:
      Management fees                                            1,465
      Administrative and servicing fees                            468
      Transfer agent's fees                                        188
      Custodian's fees                                             119
      Postage                                                       18
      Shareholder reporting fees                                    30
      Directors' fees                                                4
      Registration fees                                              1
      Professional fees                                             49
      Other                                                          6
                                                                ------
         Total expenses                                          2,348
      Expenses paid indirectly                                      (9)
                                                                ------
         Net expenses                                            2,339
                                                                ------
            Net investment income                               $5,255
                                                                ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                          2003           2002
                                                     ------------------------
FROM OPERATIONS

   Net investment income                             $   5,255      $   9,183
                                                     ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                (5,255)        (9,183)
                                                     ------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                           369,313        480,575
   Dividend reinvestments                                4,959          8,730
   Cost of shares redeemed                            (379,478)      (446,761)
                                                     ------------------------
      Increase (decrease) in net assets from
         capital share transactions                     (5,206)        42,544
                                                     ------------------------
   Net increase (decrease) in net assets                (5,206)        42,544

NET ASSETS

   Beginning of period                                 487,791        445,247
                                                     ------------------------
   End of period                                     $ 482,585      $ 487,791
                                                     ========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                         369,313        480,575
   Shares issued for dividends reinvested                4,959          8,730
   Shares redeemed                                    (379,478)      (446,761)
                                                     ------------------------
      Increase (decrease) in shares outstanding         (5,206)        42,544
                                                     ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA California Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to SEC Rule 2a-7, securities in the Fund are
                    stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the year ended March 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $9,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

         total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the year ended March 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         The tax character of distributions paid during the years ended March 31, 2003 and 2002, was as follows:



                                                        2003          2002
                                                  ------------------------

         Tax-exempt income                        $5,255,000    $9,183,000

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

         As of March 31, 2003, the component of net assets representing distributable earnings on a tax basis was as follows:

         Undistributed net investment income                             $20,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities for the year ended March 31, 2003, were $1,147,625,000 and $1,136,553,000, respectively.

         The cost of securities at March 31, 2003, for federal income tax purposes, was $484,092,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,465,000, resulting in an effective management fee of 0.31% of the Fund's average net assets.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $468,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $188,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                  YEAR ENDED MARCH 31,
                                         --------------------------------------------------------------------
                                             2003           2002           2001           2000           1999
                                         --------------------------------------------------------------------
Net asset value at
   beginning of period                   $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
Income from investment operations:
   Net investment income                      .01            .02            .03            .03            .03
Less distributions:
   From net investment income                (.01)          (.02)          (.03)          (.03)          (.03)
                                         --------------------------------------------------------------------
Net asset value at end of period         $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                         ====================================================================
Total return (%)*                            1.13           2.03           3.32           2.86           3.03
Net assets at
   end of period (000)                   $482,585       $487,791       $445,247       $425,235       $439,208
Ratio of expenses to
   average net assets (%)**                   .50(a)         .48(a)         .42            .41            .42
Ratio of net investment
   income to average net assets (%)**        1.12           1.98           3.26           2.83           2.99

  * Assumes reinvestment of all dividend income distributions during the period. ** For the year ended March 31, 2003, average net assets were $468,075,000.
(a) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2003

(8) CHANGE OF INDEPENDENT AUDITORS (UNAUDITED)
--------------------------------------------------------------------------------

         On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended March 31, 2003. KPMG served as the Fund's independent auditors since the Fund's inception on August 1, 1989. From that date through the fiscal year ended March 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

 D I R E C T O R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of March 31, 2003. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

28

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
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                 BARBARA B. DREEBEN(3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

30

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2)  MEMBER OF EXECUTIVE COMMITTEE

                 (3)  MEMBER OF AUDIT COMMITTEE

                 (4)  MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5)  MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO,
                      TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Securities Counsel, USAA (12/02-present); Senior Vice President, Secretary and Counsel, IMCO (12/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO and USAA Shareholder Account Services; and Assistant Secretary for USAA Financial Planning Services and for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Assistant Vice President, Securities Counsel, USAA (1/03-present); Attorney, Morrision & Foerster, LLP (1/99-1/03); Senior Counsel,

32

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 Division of Investment Management, U.S. Securities and Exchange Commission (2/96-12/98). Ms. Smiley also holds the Officer position of Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/Financial Planning Services, Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes also holds the Officer position of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

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34

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

             DIRECTORS       Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

        ADMINISTRATOR,       USAA Investment Management Company
   INVESTMENT ADVISER,       P. O. Box 659453
          UNDERWRITER,       San Antonio, Texas 78265-9825
       AND DISTRIBUTOR

        TRANSFER AGENT       USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

             CUSTODIAN       State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITORS       Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

             TELEPHONE       Call toll free - Central time
      ASSISTANCE HOURS       Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

        FOR ADDITIONAL       1-800-531-8181, in San Antonio 456-7200
     INFORMATION ABOUT       For account servicing, exchanges,
          MUTUAL FUNDS       or redemptions
                             1-800-531-8448, in San Antonio 456-7202

       RECORDED MUTUAL       24-hour service (from any phone)
     FUND PRICE QUOTES       1-800-531-8066, in San Antonio 498-8066

           MUTUAL FUND       (from touch-tone phones only)
     USAA TOUCHLINE(R)       For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

       INTERNET ACCESS       USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

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                                                                   Paper

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